Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Finished goods	₩ 965,643	₩ 930,818
Work-in-process	748,592	685,913
Raw materials	344,997	354,791
Supplies	290,852	316,263
Inventories	₩ 2,350,084	₩ 2,287,785